ACCOUNTS RECEIVABLE - Disclosure of detailed information about accounts receivable (Details) - CAD ($) $ in Thousands	Aug. 31, 2021	Aug. 31, 2020
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ 20,205	$ 11,096
Harmonized sales taxes receivable	195	728
Sublease rental receivable (Note 15)	288	0
Accrued investment income	99	0
Government programs	187	2,936
Other accounts receivable	61	0
Less: Expected credit losses	0	(13)
Accounts receivable	21,035	14,747
Gross carrying amount
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	20,915	11,995
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Trade receivables	$ (710)	$ (899)